Quarterly Results of Operations (Unaudited)	12 Months Ended
Dec. 31, 2010
QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)
12. QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)
A summary of quarterly results of operations for the years ended December 31, 2010 and 2009 follows. Certain amounts have been reclassified to conform to the current presentation of discontinued operations as of March 31, 2011 (in thousands, except per share amounts).

	Quarter Ended
	Dec. 31,	Sept. 30,	June 30,	Mar. 31,	Dec. 31,	Sept. 30,	June 30,	Mar. 31,
	2010	2010	2010	2010	2009	2009	2009	2009

Operating revenue	$176,895	$179,168	$175,028	$178,065	$176,384	$176,111	$172,920	$173,627

Income from continuing operations	33,847	38,251	36,048	30,642	(60,490)	37,402	35,536	29,682

Discontinued operations	2,686	2,755	3,966	5,180	11,684	13,342	7,676	4,160

Net income	36,533	41,006	40,014	35,822	(48,806)	50,744	43,212	33,842

Income per common share – basic (1)	0.27	0.31	0.30	0.26	(0.46)	0.39	0.35	0.28

Income per common share – diluted (1)	0.26	0.30	0.29	0.26	(0.46)	0.39	0.35	0.28

(1)	The sum of quarterly financial data may vary from the annual data due to rounding.

LIBERTY PROPERTY LIMITED PARTNERSHIP
QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)
10. QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)
A summary of quarterly results of operations for the years ended December 31, 2010 and 2009 follows. Certain amounts have been reclassified to conform to the current presentation of discontinued operations as of March 31, 2011 (in thousands, except per unit amounts).

	Quarter Ended
	Dec. 31,	Sept. 30,	June 30,	Mar. 31,	Dec. 31,	Sept. 30,	June 30,	Mar. 31,
	2010	2010	2010	2010	2009	2009	2009	2009

Operating revenue	$176,895	$179,168	$175,028	$178,065	$176,384	$176,111	$172,920	$173,627

Income from continuing operations	33,847	38,251	36,048	30,642	(60,490)	37,402	35,536	29,682

Discontinued operations	2,686	2,755	3,966	5,180	11,684	13,342	7,676	4,160

Income available to common unitholders	36,533	41,006	40,014	35,822	(48,806)	50,744	43,212	33,842

Income per common unit — basic (1)	0.27	0.31	0.30	0.26	(0.46)	0.39	0.35	0.28

Income per common unit — diluted (1)	0.26	0.30	0.29	0.26	(0.46)	0.39	0.35	0.28

(1)	The sum of quarterly financial data may vary from the annual data due to rounding.